Non Purchased Loans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable rate outstanding loans	$ 77,700,000	$ 67,500,000
Interest income forgone on loans classified as non-accrual	555,000	429,000	$ 413,000
Minimum loan limit considered for impairment evaluation by management	100,000
Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 0	$ 174
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	50.00%
Consumer Loans [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%